Receivables - Allowance for doubtful accounts receivable (Detail) - Doubtful accounts receivable [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of receivables [Line items]
Allowance to doubtful accounts, beginning of period	€ 318	€ 301	€ 227
Additions charged to expense	41	76	78
Deductions from allowance	(36)	(64)	(25)
Transfer to assets classified as held for sale	(92)
Other movements	(16)	5	21
Allowance to doubtful accounts, end of period	€ 215	€ 318	€ 301